Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
INTEREST INCOME
Loans receivable and fees on loans	$ 20,930	$ 21,332
Securities available for sale:
Taxable	1,165	1,005
Tax-exempt	361	483
Other investment income	222	215
Federal funds sold	85	136
Total Interest Income	22,763	23,171
INTEREST EXPENSE
Deposits	2,169	2,539
Other borrowed funds	2,388	2,685
Total Interest Expense	4,557	5,224
Net Interest Income	18,206	17,947
PROVISION FOR LOAN LOSSES (Note 5)	1,469	1,324
Net Interest Income after Provision for Loan Losses	16,737	16,623
NON-INTEREST INCOME
Securities gains	16	1
Service charges on deposit accounts	1,685	1,915
Other service charges, commissions and fees	1,647	1,649
Other operating income	584	710
Total Non-Interest Income	3,932	4,275
NON-INTEREST EXPENSE
Salaries and employee benefits (Note 14)	10,242	10,025
Occupancy expense of bank premises	1,131	1,069
Furniture and equipment expense	1,370	1,166
Other operating expenses (Note 17 and 23)	6,049	5,356
Foreclosed Assets - Write-down and operating expenses	1,745	1,533
Total Non-Interest Expenses	20,537	19,149
Income (Loss) Before Income Taxes	132	1,749
Income Tax Benefit (Note 8)	(1,205)	(777)
Net Income	$ 1,337	$ 2,526
Earnings Per Common Share (Note 13)	$ .17	$ 0.36
Diluted Earnings Per Common Share (Note 13)	$ .13	$ 0.28